Supplement to the
Fidelity® International Bond Index Fund
March 1, 2024
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
IBI-SUSTK-1024-101 1.9900299.101	October 1, 2024